Organization and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Reconciliation of Cash, Cash Equivalents and Restricted Cash

	December 31, 2019
	AEP	AEP Texas	APCo	OPCo
	(in millions)
Cash and Cash Equivalents	$246.8	$3.1	$3.3	$3.7
Restricted Cash	185.8	154.7	23.5	—
Total Cash, Cash Equivalents and Restricted Cash	$432.6	$157.8	$26.8	$3.7

	December 31, 2018
	AEP	AEP Texas	APCo	OPCo
	(in millions)
Cash and Cash Equivalents	$234.1	$3.1	$4.2	$4.9
Restricted Cash	210.0	156.7	25.6	27.6
Total Cash, Cash Equivalents and Restricted Cash	$444.1	$159.8	$29.8	$32.5

Significant Customers

Significant Customers of AEPTCo:
AEP Subsidiaries	2019	2018	2017
Percentage of Total Revenues	79%	77%	80%
Percentage of Total Accounts Receivable	78%	84%	85%

Significant Customers of AEP Texas:
Centrica, TXU Energy and Reliant Energy	2019	2018	2017 (a)
Percentage of Total Revenues	48%	45%	35%
Percentage of Accounts Receivable – Customers	43%	35%	31%

(a)	TXU Energy did not meet the Total Revenue threshold of 10% in order to be considered a significant customer.

Target Asset Allocations

Pension Plan Assets	Target
Equity	30%
Fixed Income	54%
Other Investments	15%
Cash and Cash Equivalents	1%

OPEB Plans Assets	Target
Equity	48%
Fixed Income	50%
Cash and Cash Equivalents	2%

Basic and Diluted EPS Calculations

	Years Ended December 31,
	2019		2018		2017
	(in millions, except per share data)
		$/share		$/share		$/share
Earnings Attributable to AEP Common Shareholders	$1,921.1		$1,923.8		$1,912.6

Weighted Average Number of Basic Shares Outstanding	493.7	$3.89	492.8	$3.90	491.8	$3.89
Weighted Average Dilutive Effect of Stock-Based Awards	1.6	(0.01)	1.0	—	0.8	(0.01)
Weighted Average Number of Diluted Shares Outstanding	495.3	$3.88	493.8	$3.90	492.6	$3.88

Supplementary Information

	Years Ended December 31,
Cash Flow Information	2019	2018	2017
	(in millions)
Cash Paid (Received) for:
Interest, Net of Capitalized Amounts	$1,022.5	$939.3	$858.3
Income Taxes	6.1	(24.7)	(1.1)
Noncash Investing and Financing Activities:
Acquisitions Under Finance Leases	87.5	55.6	60.7
Construction Expenditures Included in Current Liabilities as of December 31,	1,341.1	1,120.4	1,330.8
Construction Expenditures Included in Noncurrent Liabilities as of December 31,	—	—	71.8
Acquisition of Nuclear Fuel Included in Current Liabilities as of December 31,	0.1	4.0	—
Noncash Contribution of Assets by Noncontrolling Interest	—	84.0	—
Expected Reimbursement for Spent Nuclear Fuel Dry Cask Storage	0.3	2.2	2.6
Noncontrolling Interest Assumed with Sempra Renewables LLC and Santa Rita East Acquisition	253.4	—	—
Liabilities Assumed with Sempra Renewable LLC and Santa Rita East Acquisition	32.4	—	—

2019

Depreciation and Amortization	AEP	AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Depreciation and Amortization of Property, Plant and Equipment	$2,203.7	$365.9	$176.0	$466.5	$330.6	$229.4	$162.5	$247.9
Amortization of Certain Securitized Assets	280.7	258.7	—	—	—	22.0	—	—
Amortization of Regulatory Assets and Liabilities	30.1	(2.3)	—	0.3	20.0	(10.5)	7.0	1.2
Total Depreciation and Amortization	$2,514.5	$622.3	$176.0	$466.8	$350.6	$240.9	$169.5	$249.1

2018

Depreciation and Amortization	AEP	AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Depreciation and Amortization of Property, Plant and Equipment	$1,965.0	$262.2	$133.9	$428.1	$278.9	$232.6	$155.5	$237.0
Amortization of Certain Securitized Assets	287.9	240.0	—	—	—	47.9	—	—
Amortization of Regulatory Assets and Liabilities	33.7	(2.6)	—	0.3	14.2	(20.8)	8.5	2.5
Total Depreciation and Amortization	$2,286.6	$499.6	$133.9	$428.4	$293.1	$259.7	$164.0	$239.5

2017

Depreciation and Amortization	AEP	AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Depreciation and Amortization of Property, Plant and Equipment	$1,709.1	$221.1	$95.7	$407.6	$203.1	$200.9	$131.4	$217.2
Amortization of Certain Securitized Assets	275.9	231.4	—	—	—	44.4	—	—
Amortization of Regulatory Assets and Liabilities	12.2	(2.4)	—	0.3	7.8	(19.4)	(1.0)	0.2
Total Depreciation and Amortization	$1,997.2	$450.1	$95.7	$407.9	$210.9	$225.9	$130.4	$217.4